Cover	Aug. 23, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2024
Entity File Number	001-11350
Entity Registrant Name	CTO Realty Growth, Inc.
Entity Central Index Key	0000023795
Entity Tax Identification Number	59-0483700
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	369 N. New York Ave.
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	386
Local Phone Number	274-2202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0. 01 Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CTO
Security Exchange Name	NYSE
Sec 6. 375 Series Cumulative Redeemable Preferred Stock 0. 01 Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	6.375% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	CTO-PA
Security Exchange Name	NYSE